Share-based payments (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share options [member]
IfrsStatementLineItems [Line Items]
Outstanding on beginning	59,942,062	101,276,327	143,889,439
Weighted average exercise price, Beginning | $ / shares	$ 1.04	$ 0.72	$ 0.55
Exercised during the year	(23,795,083)	(39,100,504)	(37,095,966)
Weighted average exercise price, Exercised | $ / shares	$ 0.15	$ 0.21	$ 0.12
Forfeited during the year	(209,061)	(2,233,761)	(5,517,146)
Outstanding on ending	35,937,918	59,942,062	101,276,327
Weighted average exercise price, Ending | $ / shares	$ 1.58	$ 1.04	$ 0.72
Exercisable	35,771,297	53,561,964	81,813,095
Weighted average exercise price, Exercisable | $ / shares	$ 1.58	$ 0.94	$ 0.55
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Outstanding on beginning	66,512,061	72,401,895	80,924,937
Weighted average exercise price, Beginning | $ / shares	$ 5.66	$ 5.46	$ 4.82
Exercised during the year	27,823,420	35,823,472	32,294,522
Weighted average exercise price, Exercised | $ / shares	$ 11.33	$ 4.97	$ 5.47
Vested during the year	(29,598,948)	(29,212,440)	(27,322,614)
Weighted average exercise price, Vested | $ / shares	$ 6.22	$ 4.45	$ 3.64
Forfeited during the year	(4,821,079)	(12,500,866)	(13,494,950)
Outstanding on ending	59,915,454	66,512,061	72,401,895
Weighted average exercise price, Ending | $ / shares	$ 7.92	$ 5.66	$ 5.46